Plan of arrangement and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of discontinued operations [Abstract]
Summary of Fair value of net assets
The Arrangement resulted in a reduction of share capital in the amount of $11.4 million, being the fair value of the net assets distributed

Current assets

Cash	$8,843

Receivables and prepaids	137

8,980

Long-term assets

Equipment	25

Mineral property interest	37,699

Reclamation deposits and other	481

38,205

Current liabilities

Accounts payable and accrued liabilities	(34)

Long-term liabilities

Deferred income taxes	(2,937)
Carry value of net assets	44,214

Fair value of net assets	11,384
(32,830)

Foreign currency translation adjustment	(797)
Loss on the Arrangement	$(33,627)

Summary of Reclassification of net loss from discontinued operations
The net loss from the US Subsidiaries has been reclassified to net loss from discontinued operations as follows:

2017

Expenses

Exploration	$239

General and administrative	19

Depreciation	4

Foreign exchange gain	(86)

Net loss from discontinued operations	$176